Other Liabilities - Schedule of Other Liabilities (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Miscellaneous non-current liabilities [abstract]
Landlords' contributions	€ 1,119
Other liabilities	€ 1,119